Note 17 - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - Other Postretirement Benefit Plans [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Other benefit plan liabilities	$ (78)	$ (86)
Other Current Liabilities [Member]
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Other benefit plan liabilities	(5)	(8)
Pension and Other Postretirement Liabilities [Member]
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Other benefit plan liabilities	$ (73)	$ (78)